AMOUNTS DUE FROM RELATED COMPANIES	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Amounts Due From Related Parties Disclosure [Text Block]
NOTE 7. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd	$-	$166
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	47	84
Xi'an Tech Team Investment Holdings (Group) Co., Ltd.	1,200	197
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	4,492	1,769

Total	$5,739	$2,216

All the entities referred to above are indirectly owned and controlled by Tao Li, Chairman of the Company. The Company provided short-term financing to such parties.

As of September 30, 2015, we had an outstanding loan of approximately $47,104 to Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd, which was indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $47,104 during the past three years. The loan was for unsecured rental expenses with no interest and payable on demand.

As of September 30, 2015, we had an outstanding loan of approximately $1.2 million to Xi’an Tech Team Investment Holdings (Group) Co., Ltd, which was indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $1.2 million during the past three years. This loan was under an unsecured verbal agreement and bearing no interest, which provided five year term starting from December 28, 2014.

On November 1, 2013 and August 10, 2015, the Company entered into loan agreements with Xi’an Xinrong Engineering and Industry (Group) Co., Ltd (“Xinrong”), which was indirectly owned and controlled by Tao Li, Chairman of the Company, pursuant to which the Company provides $1.8 million and $2.7 million to Xinrong for its normal business operations, these unsecured loan agreements were interest free for a three-year term and five-year term respectively. The largest amount of the outstanding loan was $2.7 million as of September 30, 2015.